Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net
Note 11 – Property, Plant and Equipment, Net

A.	Composition

	As at December 31, 2021
	Balance at beginning of year	Additions	Disposals	Reclassification	Acquisitions as part of a business	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Roads, buildings and leasehold improvements	72,222	5,709	(453)	2,242	1,682	2,554	83,956
Facilities, machinery and equipment	763,828	2,527	-	-	-	25,920	792,275
Wind turbines	-	894	(972)	-	29,922	-	29,844
Computers	763	-	-	(763)	-	-	-
Office furniture and equipment	1,132	240	(150)	(808)	-	-	414
Assets under construction	127,116	252,096	-	-	18,990	11,578	409,780
Other	43,840	5,761	(1,885)	(671)	-	1,097	48,142
	1,008,901	267,227	(3,460)	-	50,594	41,149	1,364,411

Accumulated depreciation
Roads, buildings and leasehold improvements	12,799	3,453	(240)	1,585	-	551	18,148
Facilities, machinery and equipment	175,633	36,620	-	-	-	7,384	219,637
Wind turbines	-	634	(71)	-	-	-	563
Computers	511	-	-	(511)	-	-	-
Office furniture and equipment	757	71	(151)	(434)	-	-	243
Other	640	-	-	(640)	-	-	-
	190,340	40,778	(462)	-	-	7,935	238,591

Balance as at December 31, 2021	818,561	226,449	(2,998)	-	50,594	33,214	1,125,820

	As at December 31, 2020
	Balance at beginning of year	Additions*	Disposals	Reclassification	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Roads, buildings and leasehold improvements	41,952	193	-	26,000	4,077	72,222
Facilities, machinery and equipment	499,948	4,902	(4,170)	208,931	54,217	763,828
Computers	654	179	(63)	-	(7)	763
Office furniture and equipment	1,047	60	(6)	-	31	1,132
Assets under construction	239,934	113,434	-	(234,931)	8,679	127,116
Other	36,255	16,309	(9,565)	-	841	43,840
	819,790	135,077	(13,804)	-	67,838	1,008,901

Accumulated depreciation
Roads, buildings and leasehold improvements	9,883	2,114	-	-	802	12,799
Facilities, machinery and equipment	140,626	29,341	(4,170)	-	9,836	175,633
Computers	410	140	(63)	-	24	511
Office furniture and equipment	722	29	(6)	-	12	757
Other	507	95	-	-	38	640
	152,148	31,719	(4,239)	-	10,712	190,340

Balance as at December 31, 2020	667,642	103,358	(9,565)	-	57,126	818,561

*	Additions in respect of assets under construction are presented net of agreed compensation from the construction contractor. Refer to Note 17.A.f for further details.

B.	Net carrying values

	As at December 31,
	2021	2020
	$ Thousands
Roads, buildings and leasehold improvements	65,808	59,423
Facilities, machinery and equipment	572,638	588,195
Wind turbines	29,281	-
Computers	-	252
Office furniture and equipment	171	375
Assets under construction	409,780	127,116
Other	48,142	43,200
	1,125,820	818,561

C.
When there is any indication of impairment, the Group’s entities perform impairment tests for their long-lived assets using fair values less cost to sell based on independent appraisals or value in use estimations, with assumptions based on past experience and current sector forecasts, described below:

•	Discount rate is a post-tax measure based on the characteristics of each CGU.

•
Cash flow projections include specific estimates for around five years and a terminal growth rate thereafter. The terminal growth rate is determined based on management’s estimate of long-term inflation.

•	Existing power purchase agreements (“PPAs”) signed and existing number of customers.

•
The production mix of each country was determined using specifically-developed internal forecast models that consider factors such as prices and availability of commodities, forecast demand of electricity, planned construction or the commissioning of new capacity in the country’s various technologies.

•
The distribution business profits were determined using specifically-developed internal forecast models that consider factors such as forecasted demand, fuel prices, energy purchases, collection rates, percentage of losses, quality service improvement, among others.

•
Fuel prices have been calculated based on existing supply contracts and on estimated future prices including a price differential adjustment specific to every product according to local characteristics.

•	Assumptions for energy sale and purchase prices and output of generation facilities are made based on complex specifically-developed internal forecast models for each country.

•	Demand – Demand forecast has taken into consideration the most probably economic performance as well as growth forecasts of different sources.

•
Technical performance – The forecast takes into consideration that the power plants have an appropriate preventive maintenance that permits their proper functioning and the distribution businesss has the required capital expenditure to expand and perform properly in order to reach the targeted quality levels.

D.	The amount of borrowing costs capitalized in 2021 was approximately $7 million (2020: $9 million).

E.	Fixed assets purchased on credit in 2021 was approximately $39 million (2020: $32 million).

F.	The composition of depreciation expenses from continuing operations is as follows:

	As at December 31,
	2021	2020
	$ Thousands
Depreciation and amortization included in gross profit	53,116	33,135
Depreciation and amortization charged to selling, general and administrative expenses	4,524	1,036
Depreciation and amortization from continuing operations	57,640	34,171